COMMITMENTS - Operating lease commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of commitments [Line Items]
Operating lease commitments	¥ 60,159	¥ 5,793	¥ 19,694
Not later than one month [member]
Disclosure of commitments [Line Items]
Operating lease commitments	13,431	¥ 5,793	13,902
After one year and within five years
Disclosure of commitments [Line Items]
Operating lease commitments	¥ 46,728		¥ 5,792